Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	50
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$379,956.99

Principal:
Principal Collections	$7,024,088.01
Prepayments in Full	$2,616,997.53
Liquidation Proceeds	$76,028.99
Recoveries	$59,373.38
Sub Total	$9,776,487.91
Collections	$10,156,444.90

Purchase Amounts:
Purchase Amounts Related to Principal	$258,983.76
Purchase Amounts Related to Interest	$1,401.93
Sub Total	$260,385.69

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,416,830.59

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	50
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$10,416,830.59
Servicing Fee	$90,788.22	$90,788.22	$0.00	$0.00	$10,326,042.37
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,326,042.37
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,326,042.37
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,326,042.37
Interest - Class A-4 Notes	$5,773.11	$5,773.11	$0.00	$0.00	$10,320,269.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,320,269.26
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$10,233,888.09
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,233,888.09
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$10,171,078.34
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,171,078.34
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$10,090,355.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,090,355.34
Regular Principal Payment	$8,946,850.94	$8,946,850.94	$0.00	$0.00	$1,143,504.40
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,143,504.40
Residuel Released to Depositor	$0.00	$1,143,504.40	$0.00	$0.00	$0.00
Total		$10,416,830.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$8,946,850.94
Total					$8,946,850.94
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$4,384,636.76	$22.74	$5,773.11	$0.03	$4,390,409.87	$22.77
Class B Notes	$4,562,214.18	$111.79	$86,381.17	$2.12	$4,648,595.35	$113.91
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$8,946,850.94	$6.45	$235,687.03	$0.17	$9,182,537.97	$6.62

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	50

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$4,384,636.76	0.0227372	$0.00	0.0000000
Class B Notes	$40,810,000.00	1.0000000	$36,247,785.82	0.8882084
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$99,614,636.76	0.0717804	$90,667,785.82	0.0653334

Pool Information
Weighted Average APR	4.319%	4.357%
Weighted Average Remaining Term	17.40	16.67
Number of Receivables Outstanding	16,822	16,147
Pool Balance	$108,945,860.10	$98,925,809.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$99,614,636.76	$90,667,785.82
Pool Factor	0.0708210	0.0643074

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$8,258,024.06
Targeted Overcollateralization Amount	$8,258,024.06
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,258,024.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	50

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		72	$43,951.93
(Recoveries)		145	$59,373.38
Net Losses for Current Collection Period			$(15,421.45)
Cumulative Net Losses Last Collection Period			$11,992,428.24
Cumulative Net Losses for all Collection Periods			$11,977,006.79

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.17)%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.80%	432	$3,763,091.45
61-90 Days Delinquent	0.42%	48	$417,999.43
91-120 Days Delinquent	0.08%	7	$75,825.41
Over 120 Days Delinquent	1.24%	112	$1,222,755.20
Total Delinquent Receivables	5.54%	599	$5,479,671.49

Repossession Inventory:
Repossessed in the Current Collection Period		14	$129,177.30
Total Repossessed Inventory		14	$147,168.85

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1166%
Preceding Collection Period			(0.4168)%
Current Collection Period			(0.1780)%
Three Month Average			(0.1594)%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.9343%
Preceding Collection Period			0.9927%
Current Collection Period			1.0342%
Three Month Average			0.9871%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer